Summary of Significant Accounting Policies (Details) - USD ($)	2 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash		$ 1,128,603
Cash equivalents		0
Unrecognized tax benefits	$ 0	0
Unrecognized tax benefits accrued for interest and penalties	0	0
Offering costs	96,500	363,379
Cash subject to federal depository insurance	$ 250,000	$ 250,000
Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding	0	28,208,093